Commitments and Contingent Liabilities (Details Textual)		1 Months Ended				12 Months Ended			24 Months Ended
	Aug. 01, 2018	Nov. 30, 2018	Nov. 24, 2018	Jan. 31, 2015 USD ($) m²	Jan. 31, 2015 ILS (₪) m²	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Dec. 31, 2017 USD ($)	Oct. 31, 2015 USD ($)
Commitments and Contingent Liabilities [Line Items]
Research and development grants received								$ 56,000	$ 162,017
Grants receivable								110,220					$ 56,000
Term of contract				1 year	1 year
Future minimum payments						$ 10,000
Other commitment, due in next twelve months						25,000
Other commitment, due in second year						50,000
Area of land | m²				108	108
Operating leases, rent expense				$ 1,830	₪ 6,780	1,892	₪ 7,200
Service fee percentage on grants received													10.00%
Liability for minimum royalties						185,000						$ 135,000
Liability for minimum royalties - long-term						188,000						$ 188,000
Liabilities						$ 373,000
Grants maximum amount								$ 185,000
Terminate agreement term						7 years	7 years
Ostrovitsky loan conversion description		The Company at price of US$0.10 per share- (3,500,000 Shares). The conversion of the loan into ordinary shares shall be completed subject to the approval of the shareholders of the Company. In addition, the Company agreed to grant the beneficiary an option to purchase twice the amount of the converted stocks, (7,000,000 ordinary shares), to be available to purchase at a stock price of US$0.20 per share, for a period of 5 years from the signing of this contract.	Pursuant to the letter of intent, the Company undertook to issue to Amarantus 19.99% of the Company's outstanding ordinary shares, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus. As part of the joint venture transaction, all rights to the LymPro Test and certain other diagnostic assets will be assigned by Amarantus to Breakthrough Diagnostics. In addition, Amarantus undertook to grant the Company an exclusive option, in effect for sixty (60) days, to acquire the remaining 80.01% of Breakthrough Diagnostics in exchange for an additional 30.01% of the Company's outstanding shares. The exclusive option will be exercisable upon Amarantus entering into an amended and restated license agreement with the University of Leipzig. The closing of the joint venture transaction is subject to the Company raising $1,000,000 in equity or debt financing.
Annual meeting description	 The Company for approval at the annual meeting of shareholders:   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Salary: NIS 47,840 per month</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Bonus: Annual performance bonus of up to 35% of annual salary + 1% additional options, linked to the achievement of performance goals to be established by the Board of Directors each year.</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Equity: The Company will grant the CEO options to purchase 5% of the Company’s issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company’s shares on the date of grant, in accordance with the following vesting schedule:</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.6in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">○</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">25% will vest on grant</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.6in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">○</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">25% will vest on the consummation of the Company’s planned public offering (the “Public Offering Date”)</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.6in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">○</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">25% will vest quarterly in the first year following the Public Offering Date</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.6in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">○</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">25% will vest quarterly in the second year following the Public Offering Date</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Notice Period: 3 months</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Severance Payments: 6 months’ salary following effective date of termination</td> </tr> </table>   <table style="font: 10pt/normal 'times new roman', times, serif; width: 1567px; text-transform: none; text-indent: 0px; letter-spacing: normal; margin-top: 0pt; margin-bottom: 0pt; word-spacing: 0px; widows: 1; font-size-adjust: none; font-stretch: normal; -webkit-text-stroke-width: 0px;" cellspacing="0" cellpadding="0"> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"></td> <td style="font: 10pt/normal 'times new roman', times, serif; width: 0.3in; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Change in Control Payment: In the event the CEO is terminated due to a change of control, the Company will pay the CEO 12 months’ salary (instead of the 6 months’ salary) following the effective date of termination.</td> </tr> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"> </td> <td style="font: 10pt/normal 'times new roman', times, serif; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"> </td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"> </td> </tr> <tr style="font: 10pt/normal 'times new roman', times, serif; vertical-align: top; font-stretch: normal;"> <td style="font: 10pt/normal 'times new roman', times, serif; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;"> </td> <td style="font: 10pt/normal 'times new roman', times, serif; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">●</td> <td style="font: 10pt/normal 'times new roman', times, serif; text-align: left; text-indent: 0px; padding-top: 0px; padding-right: 0px; padding-left: 0px; font-stretch: normal;">Change in Control Acceleration: In the event of a change of control transaction following the Public Offering Date vesting will be accelerated, and all of the options will become fully vested.</td> </tr> </table>   The company made a provision in the financial statements of $83,000 to reflect the compensation liability to Dr. Herman Weiss for services provided as the chief executive officer, as part of other current liabilities (see Note 7).
Subsequent Event [Member]
Commitments and Contingent Liabilities [Line Items]
Future minimum payments due, next twelve months										$ 22,000	₪ 84,000